Accounts Receivables and Accrued Revenues (Detail) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and Accruals	$ 2,496	$ 2,378
Divestiture Proceeds Receivable (Note 5)	1,816	0
Prepaids and Deposits	259	187
Joint Operations Receivables	34	40
Other	83	9
Accounts Receivable and Accrued Revenues	$ 4,688	$ 2,614